Significant Accounting Policies, Vessel Depreciation and Impairment of Long-Lived Assets (Vessels) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Vessels [Abstract]
Depreciation expense	$ 8,531,000	$ 1,865,000	$ 3,000
Basic and diluted (in dollars per share)	$ (1.20)	$ (0.83)	$ 30.06
Impairment of Long-Lived Assets (Vessels) [Abstract]
Term of estimated charter rates used to determine undiscounted projected operating cash flows	1 year
Term of historical charter rates used to determine undiscounted projected operating cash flows	10 years
Impairment loss	$ 0
Vessels [Member]
Vessels [Abstract]
Estimated useful life	30 years
Depreciation expense	$ 8,509,000	$ 1,844,000
Vessels [Member] | Change in Estimated Useful Life [Member]
Vessels [Abstract]
Estimated useful life	25 years
Depreciation expense		$ 289,000
Basic and diluted (in dollars per share)		$ 0.03
Vessels [Member] | Revised Salvage Value [Member]
Vessels [Abstract]
Depreciation expense		$ 235,000
Basic and diluted (in dollars per share)		$ 0.02